Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Aug. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Management services agreement, initial term	3 years
Accrued liabilities - related party			$ 8	$ 833
BrightMark | Management Services Agreement
Related Party Transaction [Line Items]
Management services agreement, initial term		3 years
Management services agreement renewal term		1 year
Related party transaction, amount		$ 40
Management fees			120	628
Accrued liabilities - related party			$ 8	$ 833